Commitments and contingencies - Bank Guarantee (Details) - Bank guarantee - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Term of secured lease payments	6 months
Bank guarantee issued in favor of owners of new leased office space	$ 336	$ 352
Total value of investments	$ 337	$ 353